Stock-Based Compensation Stock-Based Compensation - Summary of Stock Option Activity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Exercise price (in dollars per share)	$ 20.70
Grant date fair value per option (in dollars per share)	$ 1.66
Expected dividend yield	3.78%
Expected volatility	15.01%
Risk-free interest rate	2.00%
Expected option term	4 years 6 months
Fair value of shares forfeited (in dollars per share)	$ 1.65	$ 1.67
Number of options vested (in shares)	706,070	0
Modified fair value of options vested (in dollars per share)	$ 1.04
Shares exercised (in shares)	(302,520.00000)
Aggregate intrinsic value for options outstanding	$ 2,000,000	$ 0
Weighted-average remaining contractual term for options	5 years 2 months 12 days	6 years 2 months 12 days
Aggregate intrinsic value for options exercised	$ 1,000,000